Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) - AutoLotto, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Per Share (Details) - Schedule of basic and diluted net income (loss) [Line Items]
Net gain (loss) attributable to common stockholders	$ 11,152,848	$ (1,160,185)	$ 3,562,699	$ (4,145,193)	$ (5,812,663)	$ (10,836,586)
Weighted average common shares outstanding
Basic	5,900,980	5,158,607	5,534,794	5,158,607
Diluted	45,956,427	5,158,607	45,590,241	5,158,607
Net income (loss) per common share
Basic	$ 1.89	$ (0.22)	$ 0.64	$ (0.8)
Diluted	$ 0.24	$ (0.22)	$ 0.08	$ (0.8)